Other operating expenses	12 Months Ended
Mar. 31, 2021
Other Operating Expenses
Other operating expenses

12. Other operating expenses

	March 31,
	2019	2020	2021
Commission	936,557	626,468	31,558
Communication	331,520	169,242	119,844
Legal and professional fees	336,183	471,761	309,027
Outsourcing fees	126,753	190,892	21,336
Payment gateway and other charges	985,488	748,714	151,556
Advances provision (refer to Note 21)	10,299	12,364	15,106
Trade and other receivables provision (refer to Note 26)	304,663	93,000	178,342
Security deposit and other assets provision (refer to Note 27)	-	-	6,743
Duties and taxes	(29,595)	36,486	16,343
Rent	193,348	55,007	9,418
Repairs and maintenance	91,282	78,797	32,169
Travelling and conveyance	119,108	69,930	3,641
Insurance	42,791	50,891	59,428
Remeasurement of contingent consideration (refer to Note 43)	485,282	(390,009)	-
Corporate social responsibility (CSR) expense	1,564	8,202	2,620
Miscellaneous expenses	40,562	37,516	21,184
Total	3,975,805	2,259,261	978,315